U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

This filing is an amendment to the filing submitted on December 20, 2013 which included specific series names in Item 2, but inadvertently omitted one series, although the series was included in the fee calculation. This Form is being filed for all series and classes of securities of the issuer, and Item 2 has been thus corrected.

1. Name and address of issuer:

Calvert World Values Fund, Inc.
4550 Montgomery Ave., Ste. 1000N
Bethesda, MD 20814

2. Name of each series or class of funds for which this notice is filed: (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                    ☒

3. Investment Company Act File Number:

811-06563

Securities Act File Number:

33-45829

4(a). Last day of fiscal year for which this notice is filed:

September 30, 2013

4(b). Check box if this notice is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

[ ]

Note: if the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

[ ]

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$260,006,015.00

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$162,295,875.00

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:	$42,201,489.00

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:	$204,497,364.00

(v)	Net sales -- if item 5(i) is greater than item 5(iv) [subtract item 5(iv) from item 5(i)]:	$55,508,651.00

(vi)	Redemption credits available for use in future years if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:	$0.00

(vii)	Multiplier for determining registration fee (see instruction c.8):	x 0.0001288

(viii)	Registration fee due [multiply item 5(v) by item 5(vii)] (enter "0" if no fee is due):	=$7,149.51

6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 243-2], then report the amount of securities (number of shares or other units) deducted here: _______.
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year

+$

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$

9. Date of registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

Method of Delivery:
[ ] Wire Transfer

[ ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (signature and Title)*
                /s/ Ivy Wafford Duke
                    Ivy Wafford Duke
                    Acting General Counsel

Date: October 14, 2015

*Please print the name and title of the signing officer below the signature.